Leases - (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of lease related income and expenses
(ii)
Amounts recognized in profit or loss from leases other than leases recorded as right-of-use assets for the years ended December 31, 2021, 2022 and 2023 are as follows:

(In millions of won)
	2021		2022	2023
Interest on lease liabilities	₩	(3,664)	(3,656)	(3,343)
Income from sub-leasing right-of-use assets		712	541	276
Expenses relating to short-term leases		(824)	(785)	(241)
Expenses relating to leases of low-value assets		(577)	(632)	(942)

Schedule of lease liabilities
(iii)
Changes in lease liabilities for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
	2022		2023
Balance at January 1	₩	84,326	72,788
Additions and others		67,102	70,716
Interest expense		3,656	3,343
Repayment of liabilities		(82,296)	(73,483)
Balance at December 31	₩	72,788	73,364

Schedule Of Maturity Analysis Of Leases Receivable

The following table sets out a maturity analysis of lease receivables, showing the undiscounted lease payments to be received after the reporting date.

(In millions of won)
	December 31, 2022		December 31, 2023
6 months or less	₩	3,593	3,580
6-12 months		3,593	597
1-2 years		4,191	—
2-5 years		—	—
Total undiscounted lease receivable	₩	11,377	4,177
Unearned finance income		(319)	(47)
Net Investment in the lease	₩	11,058	4,130

Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Disclosure of quantitative information about right-of-use assets [text block]

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment as of December 31, 2022 and 2023 (see Note 9(a)).

Changes in right-of-use assets for the years ended December 31, 2022 and 2023 are as follows:

(In millions of won)
	2022
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2022	₩	56,167	54,417	1,330	7,062	890	119,866
Additions and others		60,515	460	456	11,033	103	72,567
Depreciation		(63,494)	(3,014)	(1,136)	(8,288)	(438)	(76,370)
Impairments		(2,175)	(721)	(3)	(501)	(39)	(3,439)
Others		—	(420)	—	—	—	(420)
Gain or loss on foreign currency translation		20	1,082	(49)	(804)	205	454
Balance at December 31, 2022	₩	51,033	51,804	598	8,502	721	112,658

(In millions of won)
	2023
	Buildings and structures		Land	Machinery and equipment	Vehicles	Others	Total
Balance at January 1, 2023	₩	51,033	51,804	598	8,502	721	112,658
Additions and others		65,133	—	881	6,698	1,899	74,611
Depreciation		(56,471)	(2,846)	(770)	(7,482)	(780)	(68,349)
Gain or loss on foreign currency translation		(1,749)	2,291	5	(279)	58	326
Balance at December 31, 2023	₩	57,946	51,249	714	7,439	1,898	119,246

27.
Leases, Continued